johim13f-123107
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      J O Hambro Investment Management Limited
                           21 St. James Square
                           London SW1Y 4HB


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Andrew Steel
Title:        Chief Executive Officer
Phone:        +44 20 7484 7476

Signature, Place, and Date of Signing:


 /s/ Andrew Steel           London, England         February  05, 2008
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      60
                                                  -----------------------

Form 13F Information Table Value Total:              $454,629 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                    J O HAMBRO INVESTMENT MANAGEMENT LIMITED

                            Name of Reporting Manager
                           Form 13F Information Table


Name of Issuer               Type of                  Value         Shrs or    Shr/  Investment      Other     Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn   Discretion      Managers  Sole Shared   None
ALTRIA GROUP INC              COM       02209S103     1,588          21,010    SH    Shared-Defined     0                     21,010
AMERICAN EXPRESS CO           COM       258161409    29,971         576,139    SH    Shared-Defined     0                    576,139
AMERICAN PUBLIC EDUC	      COM       02913V103     1,045	     25,000    SH    Shared-Defined     0		      25,000
AT&T                          COM       00206R102       251           6,037    SH    Shared-Defined     0                      6,037
BERKSHIRE
    HATHAWAY INC DEL         CL B       084670207       332              70    SH    Shared-Defined     0                         70
BOEING CO                     COM       097023105     5,589          63,900    SH    Shared-Defined     0                     63,900
BROOKDALE SN
LIVING    		      COM	112463104    22,248	    783,115    SH    Shared-Defined	0		     783,115
CADIZ INC       COM	127537207     6,631         315,776    SH    Shared-Defined     0                    315,776
CHEVRON CORP                  COM       166764100       317           3,400    SH    Shared-Defined     0                      3,400
CISCO SYSTEMS CORP            COM       17275R102       509          18,800    SH    Shared-Defined     0                     18,800
CITIGROUP INC                 COM       172967101       472          16,040    SH    Shared-Defined     0		      16,040
COLGATE-PALMOLIVE CO.         COM       194162103    32,293         414,230    SH    Shared-Defined     0                    414,230
COVANTA HOLDING CORP COM       2282E102        371          13,400    SH    Shared-Defined     0                     13,400
DISNEY WALT CO            COM DISNEY    254687106       256           7,920    SH    Shared-Defined     0                      7,920
DOW CHEMICAL CO               COM       260543103       207           5,250    SH    Shared-Defined     0                      5,250
DUKE ENERGY CORP   COM       26441C105    35,670       1,778,370    SH    Shared-Defined     0                  1,778,370
EL PASO CORP                  COM       28336I109    33,599       1,948,910    SH    Shared-Defined     0                  1,948,910
ELECTRONIC ARTS INC           COM	285S12109    26,361	    451,317    SH    Shared-Defined	0		     451,317
EMERSON ELEC CO               COM       291011104     2,731          48,200    SH    Shared-Defined     0                     48,200
EXELON CORP                   COM       30161N101    33,489         410,200    SH    Shared-Defined     0                    410,200
EXXON MOBIL CORP              COM       30231G102    12,066         128,789    SH    Shared-Defined     0                    128,789
GENENTECH INC               COM NEW     368710406     2,021          30,000    SH    Shared-Defined     0                     30,000
GENERAL ELECTRIC CO           COM       369604103     7,775         209,741    SH    Shared-Defined     0                    209,741
HARSCO CORP COM               COM       415864107     6,088	     95,020    SH    Shared-Defined     0  	              95,020
HERSHEY CO                    COM       427866108       519          13,170    SH    Shared-Defined     0                     13,170
INTEL CORP                    COM       458140100       244           9,160    SH    Shared-Defined     0                      9,160
INVERNESS MED INNOV           COM       46126P106     5,706         101,575    SH    Shared-Defined     0                    101,575
JOHNSON & JOHNSON             COM       478160104       858          12,868    SH    Shared-Defined     0                     12,868
JP MORGAN CHASE               COM       46625H100       268           6,129    SH    Shared-Defined     0                      6,129
KOOKMIN BANK                SPON ADR    50049M109       506           6,900    SH    Shared-Defined     0                      6,900
KRAFT FOODS INC CLASS A        50075N104       147           4,506    SH    Shared-Defined     0                      4,506
MARATHON OIL                  COM       565849106     4,238          69,630    SH    Shared-Defined     0                     69,630
MARSH & MCLENNAN
    COS INC                   COM       571748102       277          10,452    SH    Shared-Defined     0                     10,452
MERCK & CO. INC               COM       589331107     1,257          21,630    SH    Shared-Defined     0                     21,630
MERRILL LYNCH & CO            COM       590188108       183           3,400    SH    Shared-Defined     0                      3,400
MGT Capital Inv Inc           COM       55302P103       442         116,667    SH    Shared-Defined     0                    116,667
MICROSOFT CORP                COM       594918104     2,156          60,560    SH    Shared-Defined     0                     60,560
NORTHERN TRUST CORP	      COM	665859104     8,837	    115,400    SH    Shared-Defined	0		     115,400
NUVASIVE INC COM	      COM	670704105    13,862	    350,750    SH    Shared-Defined     0		     350,750
ORACLE CORP                   COM       68389X105       294          13,000    SH    Shared-Defined     0                     13,000
ORIENT EXPRESS HOTELS CL A    COM	G67743107     7,132	    124,000    SH    Shared-Defined     0		     124,000
PEPSICO INC                   COM       713448108     1,384          18,231    SH    Shared-Defined     0                     18,231
PRECISION CASTPARTS CORP      COM       740189105     4,318          31,130    SH    Shared-Defined     0                     31,130
PREMIER EXHIBITIONS           COM	74051E106	127	     11,642    SH    Shared-Defined	0		      11,642
PROCTOR & GAMBLE CO           COM       742718109     1,560          21,250    SH    Shared-Defined     0                     21,250
REYNOLDS AMERICAN INC         COM       761713106    34,612         373,140    SH    Shared-Defined     0                    373,140
ROCKWELL COLLINS INC          COM       774341101     2,418          33,600    SH    Shared-Defined     0                     33,600
SALESFORCE COM INC            COM       79466L302    10,903         173,920    SH    Shared-Defined     0                    173,920
SARA LEE CORP                 COM       803111103    20,309       1,264,590    SH    Shared-Defined     0                  1,264,590
SCHLUMBERGER                  COM       806857108    37,035         376,486    SH    Shared-Defined     0                    376,486
SEASPAN CORP                  COM       Y75638109       365          14,900    SH    Shared-Defined     0                     14,900
SONUS NETWORKS INC            COM       835916107     5,186         889,472    SH    Shared-Defined     0                    889,472
SOUTHERN CO                   COM       842587107     8,536         220,290    SH    Shared-Defined     0                    220,290
SULPHCO INC                   COM       865378103       173          33,170    SH    Shared-Defined     0                     33,170
TEXTRON INC                   COM       883203101    15,241         213,770    SH    Shared-Defined     0                    213,770
TOMOTHERAPY INC               COM       890088107       376	     19,200    SH    Shared-Defined     0                     19,200
UNITED TECHNOLOGIES
   CORP                       COM       913017109     5,147          67,251    SH    Shared-Defined     0                     67,251
VISTAPRINT LTD                SHS       G93762204     4,995         116,570    SH    Shared-Defined     0                    116,570
WALGREEN CO                   COM       931422109     1,679          44,100    SH    Shared-Defined     0                     44,100
WYETH                         COM       983024100       468          10,600    SH    Shared-Defined     0                     10,600